CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (Parentheticals) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share issuance costs	$ 3,920	$ 10,020
Series A preferred stock
Share issuance costs	$ 19,700
Conversion Price Per Share	$ 0.80
Series B Preferred Stock
Share issuance costs	$ 493,770